Leases (Details Narrative)	Mar. 31, 2025	Mar. 31, 2024
Weighted average remaining lease term (in years)	3 months 18 days	1 year 3 months 18 days
Office Equipment [Member]
Weighted average remaining lease term (in years)	2 years
Minimum [Member]
Lease contracts	48 months
Maximum [Member]
Lease contracts	60 months